Common Stock - Schedule of Total Shares of Common Stock Reserved for Issuance (Parentheticals) (Details) - $ / shares	Mar. 31, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 03, 2024	Aug. 22, 2024	Jun. 11, 2024	Mar. 31, 2024	Feb. 05, 2024	Dec. 31, 2023	Feb. 13, 2023
Public Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	$ 193,200		$ 193,200				$ 193,200		$ 193,200
Class A Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	55,272		55,272				55,272		55,272
Class A Placement Agent Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	55,272		55,272				55,272		55,272
Class B Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	10,080		10,080				10,080		10,080
Class B Placement Agent Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	12,600		12,600				12,600		12,600
Class C Common Stock Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	16		16		$ 16	$ 38.24			16	$ 2,318.352
Class D Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	3.7596		3.7596		16	$ 38.24	3.7596	$ 72.48
Class E Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	16		16	$ 16	$ 16		16
Class G Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	3.7596		3.7596	$ 16			3.7596
Rollover Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share	45,070.73		45,070.73				45,070.73		45,070.73
Minimum [Member]
Class of Stock [Line Items]
Stock option exercise price	$ 571.2		$ 571.2				$ 571.2		$ 571.2
Minimum [Member] | Class D Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share		$ 16
Minimum [Member] | Class G Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price, per share		$ 16